Leases (Tables) (Allied Integral United Inc) - Allied Integral United Inc [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of Lease Cost

For the three months ended March 31, 2021, the lease costs recorded in the unaudited condensed consolidated statement of operations are as follows:

	For the Three Months ended March 31,
	2021	2020
Lease costs:
Operating lease costs	$1,129,542	$1,301,299
Short-term lease costs	11,851	30,276
Total lease costs	$1,141,393	$1,331,575

For the year ended December 31, 2020, the lease costs recorded in the consolidated statement of operations are as follows:

	For the years ended December 31,
	2020	2019
Lease costs:
Operating lease costs	$4,545,660	$4,957,539
Short-term lease costs	95,184	64,657
Total lease costs	$4,640,844	$5,022,196

Schedule Maturity Operating Lease Payments

The following table summarizes the maturity of the Company’s operating lease liabilities as of March 31, 2021:

Year Ending	Operating Leases

2021 – remainder of year	2,955,950
2022	4,026,961
2023	4,121,550
2024	4,218,384
2025	4,310,799
2026	4,439,167
2027	4,537,167
Thereafter	40,267,540
Total minimum lease payments	$68,877,518
Less: amounts representing interest	30,544,177
Present value of future minimum lease payments	$38,333,341
Less current portion	944,038
Non-current lease liabilities	$37,389,303

The following table summarizes the maturity of the Company’s operating lease liabilities as of December 31, 2020:

Year ending December 31,	Operating Leases
2021	$3,934,567
2022	4,026,961
2023	4,121,550
2024	4,218,384
2025	4,310,799
Thereafter	49,218,168
Total minimum lease payments	69,830,429
Less: amounts representing interest	31,423,222
Present value of future minimum lease payments	38,407,207
Less current portion	790,126
Non-current lease liabilities	$37,617,081